Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR® SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 11, 2023
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2023